UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23218

Name of Fund: BlackRock 2022 Global Income Opportunity Trust (BGIO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock 2022 Global Income Opportunity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 27.0%
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(a)(b)(d)	USD	223	$224,360
ALM VI Ltd., Series 2012-6A, Class DRR, (3 mo. LIBOR US + 5.45%), 7.17%, 07/15/26(b)(c)		1,000	1,001,925
AMMC CLO Ltd., Series 2016-18A, Class E1, (3 mo. LIBOR US + 6.67%), 8.61%, 05/26/28(b)(c)		750	753,509
Anchorage Capital CLO Ltd.(b):
Series 2014-4RA, Class D, 4.36%, 01/28/31(d)		1,000	1,001,541
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 5.72%, 01/15/29(c)		1,000	1,015,322
Anchorage Capital Ltd., Series 2013-1A, Class DR, 8.52%, 10/13/30(b)(d)		1,000	1,019,012
Apidos CLO XVIII, Series 2014-18A, Class D, (3 mo. LIBOR US + 5.20%), 6.94%, 07/22/26(b)(c)		1,000	998,617
Apidos CLO XXI, Series 2015-21A, Class D, (3 mo. LIBOR US + 5.55%), 7.28%, 07/18/27(b)(c)		500	502,994
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.25%), 4.98%, 10/17/24(b)(c)		1,000	1,000,708
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.20%), 6.96%, 07/29/26(b)(c)		1,000	1,000,441
Atrium X, Series 10A, Class E, (3 mo. LIBOR US + 4.50%), 6.22%, 07/16/25(b)(c)		500	500,279
Ballyrock CLO LLC, Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.65%), 5.39%, 10/20/26(b)(c)		1,500	1,500,309
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR + 1.00%), 2.88%, 12/28/40(b)(c)		2,386	2,195,019
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 5.42%, 07/15/29(b)(c)		1,500	1,524,963
BlueMountain CLO Ltd.(b)(c):
Series 2014-1A, Class E, (3 mo. LIBOR US + 4.75%), 6.52%, 04/30/26		1,000	1,004,727
Series 2014-3A, Class D, (3 mo. LIBOR US + 5.10%), 6.82%, 10/15/26		1,000	1,004,107
C-BASS Trust, Series 2007-CB1, Class AF4, 3.66%, 01/25/37(e)		2,365	1,147,979

Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3A, Class D1, (3 mo. LIBOR US + 5.10%), 6.86%, 07/27/26(b)(c)	USD	1,000	$1,004,957
Series 2014-4A, Class E, (3 mo. LIBOR US + 5.20%), 6.92%, 10/15/26(b)(c)		1,000	1,003,290
Series 2015-3A, Class D, 7.46%, 07/28/28(d)		1,000	1,002,581
Conseco Finance Corp.,
Series 2001-D, Class B1, (1 mo. LIBOR + 2.50%), 4.28%, 11/15/32(c)		1,147	1,142,619
Series 1997-2, Class M1, 7.54%, 06/15/28(d)		1,781	1,784,869
Conseco Finance Securitizations Corp., Series 2002-1, Class M2, 9.55%, 12/01/33(d)		2,500	2,664,500
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)		1,000	1,010,724
CSMC Trust, Series 2017-1TR, 4.50%, 03/25/21(b)		1,170	1,172,606
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 4.45%, 05/25/36(e)		843	671,695
Deutsche Financial Capital Securitization LLC, Series 1991-I, Class M, 6.80%, 04/15/28		1,349	1,411,041
Dryden 34 Senior Loan Fund, Series 2014-34A, Class DR, (3 mo. LIBOR US + 3.40%), 5.12%, 10/15/26(b)(c)		1,250	1,251,535
Dryden 64 CLO Ltd., Series 2018-64A, Class D, 1.00%, 04/18/31(b)(d)(f)		1,000	1,000,000
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 2.01%, 12/25/36(c)		716	438,955
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 5.26%, 10/29/26(d)		750	751,178
Highbridge Loan Management Ltd.(c):
Series 5A-2015, Class E, (3 mo. LIBOR US + 5.35%), 7.11%, 01/29/26(b)		750	750,989
Series 5X-2015, Class E, (3 mo. LIBOR US + 5.35%), 7.11%, 01/29/26		1,000	1,001,319
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33(m)		2,606	2,110,702

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust(c):
Series 2006-2, Class 2A4, (1 mo. LIBOR US + 0.29%), 2.16%, 03/25/46	USD	694	$334,277
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.26%), 2.13%, 05/25/36		889	422,762
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 2.02%, 06/25/36		1,157	665,488
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.03%, 08/25/36		1,795	1,007,641
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 2.11%, 08/25/36		1,795	1,018,204
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.03%, 10/25/36		1,612	715,771
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, (3 mo. LIBOR US + 4.75%), 6.49%, 07/20/26(b)(c)		1,750	1,751,149
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 2.13%, 08/25/37(c)		2,021	414,284
MP CLO VI Ltd., Series 2014-2A, Class DR, (3 mo. LIBOR US + 3.50%), 5.22%, 01/15/27(b)(c)		750	750,774
Neuberger Berman CLO XV, Series 2013-15A, Class DR, 4.77%, 10/15/29(b)(d)		1,000	1,008,281
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class DR, (3 mo. LIBOR US + 3.25%), 4.99%, 07/20/26(b)(c)		1,500	1,500,846
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.30%), 5.04%, 10/20/25(b)(c)		1,000	1,000,882
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		978	933,934
OZLM VII Ltd., Series 2014-7A, Class CR, (3 mo. LIBOR US + 3.50%), 5.23%, 07/17/26(b)(c)		1,000	1,001,575
Palmer Square CLO Ltd., Series 2013-2A, Class CR, (3 mo. LIBOR US + 3.60%), 5.33%, 10/17/27(b)(c)		1,000	1,009,531
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 7.00%), 8.92%, 08/23/28(b)(c)		500	508,108

Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 4.97%, 04/15/29(b)(c)	USD	1,000	$1,009,448
RSO REPO SPE Trust, 5.20%, 09/15/20(a)(b)		1,422	1,422,478
Sound Point CLO V Ltd., Series 2014-1A, Class E, (3 mo. LIBOR US + 4.25%), 5.98%, 04/18/26(b)(c)		1,000	1,001,056
THL Credit Wind River CLO Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.35%), 5.09%, 01/22/27(b)(c)		1,000	1,000,922
TIAA CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.85%), 7.59%, 04/20/29(b)(c)		1,000	1,008,750
York CLO 1 Ltd., Series 2014-1A(b)(c):
Class DR, (3 mo. LIBOR US + 3.40%), 5.14%, 01/22/27		500	500,376
Class E, (3 mo. LIBOR US + 5.45%), 7.19%, 01/22/27		1,000	1,000,388

Total Asset-Backed Securities — 27.0% (Cost — $58,346,381)			58,556,297

Corporate Bonds — 65.7%

Argentina — 5.9%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)(g)		1,078	1,117,606
AES Argentina Generacion SA, 7.75%, 02/02/24(b)(g)		1,078	1,129,884
Arcor SAIC, 6.00%, 07/06/23(b)(g)		557	573,710
Cablevision SA, 6.50%, 06/15/21(b)(g)		557	580,673
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)(g)		1,098	1,138,275
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)(g)		1,078	1,173,672
Genneia SA, 8.75%, 01/20/22(b)(g)		1,778	1,915,155
Pampa Energia SA, 7.50%, 01/24/27(b)(g)		1,069	1,105,079
Tarjeta Naranja SA(Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 26.56%, 04/11/22(b)(c)(g)		779	654,360
YPF SA:
(Argentina Deposit Rates Badlar Pvt Banks + 4.00%), 26.57%, 07/07/20(c)		2,935	2,163,504

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Argentina (continued)
YPF SA (continued):
8.50%, 07/28/25	USD	1,098	$1,212,005

			12,763,923
Bahrain — 0.1%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27		200	198,028

Bermuda — 0.4%
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19		300	289,650
Digicel Group Ltd., 8.25%, 09/30/20(b)(g)		558	479,880
Geopark Ltd., 6.50%, 09/21/24(b)		200	200,750

			970,280
British Virgin Islands — 0.9%
Baoxin Auto Finance I Ltd., 6.63%, 04/02/19		200	200,000
Central American Bottling Corp., 5.75%, 01/31/27(b)(g)		659	676,470
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	200,500
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	180,500
Rock International Investment Co., 6.63%, 03/27/20		750	684,449

			1,941,919
Canada — 3.3%
Canbriam Energy, Inc., 9.75%, 11/15/19(b)(g)		1,540	1,570,800
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		1,500	1,440,000
NOVA Chemicals Corp., 5.25%, 06/01/27(b)(g)		1,495	1,420,250
Stoneway Capital Corp., 10.00%, 03/01/27(b)(g)		1,663	1,807,614
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(b)		844	838,725

			7,077,389
Cayman Islands — 3.0%
Alibaba Group Holding, Ltd., 4.40%, 12/06/57		200	190,667
Ambac LSNI LLC, 6.81%, 02/12/23(b)(d)		609	614,891
Anton Oilfield Services Group, 9.75%, 12/05/20		200	208,006
CFLD Cayman Investment, Ltd., 6.50%, 12/21/20		200	194,160
China Huiyuan Juice Group, Ltd., 6.50%, 08/16/20		200	193,999

Security		Par (000)	Value
Cayman Islands (continued)
Emirates Reit Sukuk Ltd., 5.13%, 12/12/22	USD	200	$198,032
Energuate Trust, 5.88%, 05/03/27(b)(g)		503	506,773
Fantasia Holdings Group Co. Ltd., 7.25%, 02/13/19		200	202,005
FWD, Ltd., 5.50%(d)(h)		200	195,250
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	198,509
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(b)		400	389,600
Jiayuan International Group Ltd., 8.25%, 11/14/18		200	200,500
Kaisa Group Holdings Ltd., 7.25%, 06/30/20		200	196,194
Latam Finance Ltd., 6.88%, 04/11/24(b)(g)		645	674,831
Pearl Holding III Ltd., 9.50%, 12/11/22		200	199,865
Redco Group, 6.38%, 02/27/19		200	200,150
Ronshine China Holdings Ltd., 6.95%, 12/08/19		200	195,496
Times China Holdings Ltd., 6.25%, 01/17/21		200	197,109
Vale Overseas Ltd., 6.25%, 08/10/26(g)		704	788,480
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	196,110
Yuzhou Properties Co. Ltd., 6.00%, 10/25/23		500	467,536

			6,408,163
Chile — 0.5%
Baoxin Auto Finance I, Ltd., 5.63%(d)(h)		200	187,917
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)(g)		750	750,750
Shandong Iron And Steel Xinheng International Co., Ltd., 6.50%, 06/14/21		200	196,256

			1,134,923
China — 0.1%
Guangxi Financial Investment Group Co., Ltd., 5.75%, 01/23/21		200	196,209

Colombia — 0.2%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		400	409,200

Dominican Republic — 0.6%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)(g)		1,128	1,221,060

France — 1.0%
BNP Paribas SA(b):
4.63%, 03/13/27(g)		800	812,773

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
France (continued)
BNP Paribas SA(b) (continued):
4.38%, 03/01/33(d)	USD	600	$586,854
BPCE SA, 3.50%, 10/23/27(b)(g)		550	519,552
Credit Agricole SA, 4.00%, 01/10/33(b)(d)		350	333,089

			2,252,268
Germany — 0.7%
Unitymedia GmbH, 6.13%, 01/15/25(b)(g)		1,540	1,615,075

Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 07/28/22(b)		400	415,000

India — 0.3%
JSW Steel Ltd., 5.25%, 04/13/22		400	398,025
Lodha Developers International Ltd., 12.00%, 03/13/20		200	208,500

			606,525
Indonesia — 0.3%
Bukit Makmur Mandiri Uta, 7.75%, 02/13/22		300	311,851
Jasa Marga Persero Tbk PT, 7.50%, 12/11/20	IDR	2,000,000	147,009
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21		2,000,000	146,287

			605,147
Ireland — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/25(b)(g)	USD	1,540	1,547,700

Italy — 1.0%
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)(g)		1,050	1,035,665
Telecom Italia SpA, 5.30%, 05/30/24(b)		375	381,563
UniCredit SpA (5 year USD ICE Swap + 3.70%), 5.86%, 06/19/32(b)(g)(i)		800	811,456

			2,228,684
Japan — 0.1%
Universal Entertainment Corp., (8.5% Cash or 6% PIK), 8.50%, 08/24/20(b)(j)		258	262,863

Luxembourg — 1.4%
Minerva Luxembourg SA, 6.50%, 09/20/26(b)(g)		557	534,720

Security		Par (000)	Value
Luxembourg (continued)
Rumo Luxembourg Sarl, 7.38%, 02/09/24(b)(g)	USD	1,128	$1,207,186
Telecom Italia Capital SA, 6.38%, 11/15/33		385	417,725
VM Holdings SA, 5.38%, 05/04/27(b)(g)		750	767,812

			2,927,443
Mexico — 2.1%
Cydsa SAB de C.V., 6.25%, 10/04/27(b)(g)		800	793,000
Docuformas SAPI de C.V., 9.25%, 10/11/22(b)		400	384,000
Mexichem SAB de CV, 5.50%, 01/15/48(b)		460	428,375
Petroleos Mexicanos:
6.50%, 03/13/27		439	468,852
5.35%, 02/12/28(b)		639	630,310
6.35%, 02/12/48(b)		400	386,500
Trust F/1401, 6.95%, 01/30/44		1,392	1,451,160

			4,542,197
Mongolia — 0.0%
Energy Resources LLC, 8.00%, 09/30/22(d)		75	75,508

Netherlands — 2.9%
Greenko Dutch BV, 5.25%, 07/24/24		200	191,800
ING Bank NV, 5.80%, 09/25/23(b)(g)		350	378,309
Jababeka International BV, 6.50%, 10/05/23		500	481,285
NXP BV/NXP Funding LLC(b):
4.13%, 06/01/21		600	606,000
3.88%, 09/01/22		400	397,000
Petrobras Global Finance BV(g):
6.13%, 01/17/22		1,136	1,212,112
8.75%, 05/23/26		659	774,556
6.00%, 01/27/28(b)		707	699,930
Royal Capital BV, 5.88%(h)		200	196,374
Ziggo Secured Finance BV, 5.50%, 01/15/27(b)(g)		1,540	1,447,153

			6,384,519
Panama — 0.4%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		757	775,925

Singapore — 0.4%
APL Realty Holdings Pte Ltd., 5.95%, 06/02/24		200	188,024
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		200	211,410

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Singapore (continued)
Modernland Overseas Pte Ltd., 6.95%, 04/13/24	USD	200	$196,324
SSMS Plantation Holdings Pte Ltd., 7.75%, 01/23/23		285	282,162

			877,920
Switzerland — 0.1%
Credit Suisse Group AG, 3.87%, 01/12/29(b)(d)		250	242,328

Turkey — 0.2%
Petkim Petrokimya Holding, 5.88%, 01/26/23(b)		440	431,126

United Kingdom — 1.8%
Aon PLC:
4.45%, 05/24/43		200	197,996
4.75%, 05/15/45(g)		225	233,971
HSBC Holdings PLC, 4.38%, 11/23/26(g)		400	398,362
Lloyds Banking Group PLC, 4.34%, 01/09/48		200	186,380
MARB BondCo PLC:
7.00%, 03/15/24		200	188,000
6.88%, 01/19/25(b)		1,557	1,424,655
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23		557	550,071
Santander UK Group Holdings PLC, 3.82%, 11/03/28(d)		250	238,214
Vedanta Resources PLC, 7.13%, 05/31/23		500	517,500

			3,935,149
United States — 37.0%
AES Corp., 5.13%, 09/01/27		400	407,000
Ambac Assurance Corp., 5.10%, 06/07/20(b)		23	29,988
Analog Devices, Inc.(g):
4.50%, 12/05/36		397	403,294
5.30%, 12/15/45		250	282,495
Andeavor Logistics LP, Series A, 6.88%(d)(h)		650	653,006
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.20%, 12/01/47		261	256,974
Arconic, Inc., 6.75%, 01/15/28(g)		1,540	1,709,400
Ares Capital Corp., 4.25%, 03/01/25		400	388,610
AT&T, Inc.(g):
4.90%, 08/14/37		250	251,412
4.75%, 05/15/46		150	145,687
5.15%, 02/14/50		450	454,577

Security		Par (000)	Value
United States (continued)
Bank of America Corp.:
3.37%, 01/23/26(d)	USD	400	$389,119
4.45%, 03/03/26(g)		200	204,308
4.25%, 10/22/26(g)		425	427,978
3.95%, 01/23/49(d)		300	288,300
Series L, 4.18%, 11/25/27		150	148,702
Bed Bath & Beyond, Inc., 5.17%, 08/01/44		210	174,759
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)(g)		1,500	1,608,270
Bristow Group, Inc., 8.75%, 03/01/23(b)(g)		1,496	1,510,960
Calpine Corp., 5.75%, 01/15/25(g)		1,540	1,409,100
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20(g)		281	285,215
CCO Holdings LLC/CCO Holdings Capital Corp.(b):
4.00%, 03/01/23		242	232,320
5.13%, 05/01/27(g)		1,540	1,462,076
Centennial Resource Production LLC, 5.38%, 01/15/26(b)		1,500	1,471,875
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 02/15/28(g)		375	344,601
6.48%, 10/23/45		200	219,537
5.38%, 05/01/47(g)		567	548,424
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(g)		1,789	1,775,582
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)(g)		1,136	1,120,380
Cheniere Energy, Inc., 4.88%, 05/28/21(b)(k)		615	622,286
Citigroup, Inc., 4.45%, 09/29/27(g)		225	227,663
Commercial Metals Co., 5.38%, 07/15/27		95	93,575
Concho Resources, Inc., 4.88%, 10/01/47		238	252,608
Cox Communications, Inc.(b):
4.50%, 06/30/43		200	181,618
4.60%, 08/15/47		223	213,366
Crown Castle International Corp.(g):
3.65%, 09/01/27		500	476,414
4.75%, 05/15/47		421	424,259
CSC Holdings LLC:
5.25%, 06/01/24		325	309,156
10.88%, 10/15/25(b)(g)		1,268	1,489,887
CVS Health Corp.:
2.88%, 06/01/26		650	598,950
4.30%, 03/25/28		500	502,130
4.78%, 03/25/38		175	177,368
5.05%, 03/25/48		170	178,804
DaVita, Inc., 5.00%, 05/01/25(g)		1,540	1,488,487

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Dell International LLC/EMC Corp., 8.35%, 07/15/46(b)	USD	125	$158,773
Discovery Communications LLC:
4.88%, 04/01/43		350	333,973
5.20%, 09/20/47		200	199,572
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 01/30/26(b)		390	388,050
Energy Transfer LP:
4.90%, 03/15/35		150	141,504
5.15%, 02/01/43		275	251,121
5.30%, 04/15/47		125	117,360
Enterprise Products Operating LLC(d):
5.38%, 02/15/78		298	285,418
Series E, 5.25%, 08/16/77		228	221,730
Extraction Oil & Gas, Inc., 7.38%, 05/15/24(b)(g)		1,500	1,567,500
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(g)		1,050	1,059,188
Frontier Communications Corp.:
7.13%, 03/15/19		1,540	1,538,075
8.50%, 04/01/26(b)		1,679	1,624,432
General Motors Co., 5.20%, 04/01/45(g)		325	316,191
Goldman Sachs Group, Inc., 4.02%, 10/31/38(d)		350	337,849
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		150	153,750
HCA, Inc., 5.88%, 02/15/26(g)		1,540	1,566,950
Hess Corp.:
5.60%, 02/15/41		150	153,216
5.80%, 04/01/47		150	157,673
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(b)(g)		1,540	1,472,625
JPMorgan Chase & Co.(g):
4.13%, 12/15/26		200	200,994
4.25%, 10/01/27		200	202,447
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)(g)		1,500	1,593,300
Kaiser Aluminum Corp., 5.88%, 05/15/24(g)		1,540	1,593,900
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(b)(g)		800	795,000
Kinder Morgan Energy Partners LP:
5.00%, 03/01/43		125	120,648
5.50%, 03/01/44		125	127,498
Kinder Morgan, Inc., 5.55%, 06/01/45(g)		400	419,783
Massachusetts Mutual Life Insurance Co., 4.90%, 04/01/77(b)		195	200,592
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 09/01/26(g)		1,600	1,528,000

Security	Par (000)		Value
United States (continued)
MHGE Parent LLC/MHGE Parent Finance, Inc., (8.5% Cash or 9.25% PIK), 8.50%, 08/01/19(b)(g)(j)	USD	286	$282,783
Morgan Stanley:
4.35%, 09/08/26		250	251,782
3.95%, 04/23/27		275	267,761
3.77%, 01/24/29(d)		308	303,233
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(g)(i)		350	341,926
4.38%, 01/22/47(g)		250	255,832
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(b)		371	349,668
NGPL PipeCo LLC(b):
4.38%, 08/15/22		137	136,144
7.77%, 12/15/37(g)		1,000	1,210,000
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(b)(g)		1,495	1,573,488
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27(b)		94	94,000
Patterson-UTI Energy, Inc., 3.95%, 02/01/28(b)		397	382,417
Phillips 66, 4.88%, 11/15/44		59	62,912
Pioneer Energy Services Corp., 6.13%, 03/15/22(g)		1,540	1,335,950
Plains All American Pipeline LP, Series B, 6.13%(d)(g)(h)		173	166,945
Post Holdings, Inc., 5.00%, 08/15/26(b)(g)		1,540	1,463,000
Quicken Loans, Inc., 5.75%, 05/01/25(b)		1,638	1,633,905
Resolute Energy Corp., 8.50%, 05/01/20(g)		1,725	1,720,687
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20(b)(g)		1,400	1,599,500
Scientific Games International, Inc., 10.00%, 12/01/22(g)		1,500	1,615,313
SEACOR Holdings, Inc., 3.00%, 11/15/28(k)		1,500	1,449,429
Sprint Corp., 7.88%, 09/15/23(g)		1,540	1,570,800
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(b)(g)		525	521,719
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45(g)		200	186,322
Sunoco LP/Sunoco Finance Corp.(b):
4.88%, 01/15/23		68	65,535
5.88%, 03/15/28(g)		777	750,776
T-Mobile USA, Inc., 6.50%, 01/15/26(g)		1,540	1,636,250
Talen Energy Supply LLC, 10.50%, 01/15/26(b)(g)		1,500	1,290,000

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)(g)	USD	300	$300,047
Team Health Holdings, Inc., 6.38%, 02/01/25(b)(g)		1,500	1,286,400
Time Warner, Inc., 4.65%, 06/01/44		150	144,234
TransDigm, Inc., 6.50%, 05/15/25(g)		1,540	1,555,400
United Rentals North America, Inc., 4.88%, 01/15/28(g)		1,500	1,447,500
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(b)		200	199,500
Viacom, Inc.:
4.38%, 03/15/43		350	313,640
5.85%, 09/01/43		123	132,606
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		292	323,944
Vrio Finco 1 LLC / Vrio Finco 2, Inc., 6.25%, 04/04/23(b)(f)		2,000	2,020,000
Weekley Homes LLC/Weekley Finance Corp.:
6.00%, 02/01/23		1,500	1,492,500
6.63%, 08/15/25(b)(g)		1,859	1,835,762
Wells Fargo & Co.(g):
4.40%, 06/14/46		425	412,497
4.75%, 12/07/46		350	358,652
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 01/15/27(b)(g)		1,540	1,505,350

			80,513,741

Total Corporate Bonds — 65.7% (Cost — $145,855,720)			142,560,212

Floating Rate Loan Interests(l) — 5.9%

United States — 5.9%
Beacon Roofing Supply, Inc., 2017 Term Loan B, 3.94%, 01/02/25		656	658,639
California Resources Corp., 2017 1st Lien Term Loan, 6.57%, 12/31/22		893	905,002
Chesapeake Energy Corp., Term Loan, 9.44%, 08/23/21		1,500	1,591,335
First Data Corp., 2024 Term Loan, 4.12%, 04/26/24		515	515,582
Hilton Worldwide Finance LLC, Term Loan B2, 3.87%, 10/25/23		653	656,451
LSTAR Securities Financing Vehicle, LPN Term Loan(a):
2017, 3.66%, 06/16/25		192	192,409
4.16%, 05/10/25		1,699	1,699,834
Pioneer Energy Services Corp., Term Loan, 9.46%, 11/08/22(a)		1,504	1,556,640
Ply Gem Industries, Inc., 2018 Term Loan, 3.25%, 04/01/25		2,200	2,189,000

Security	Par (000)		Value
United States (continued)
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, 5.44%, 02/28/25	USD	385	$388,007
Summit Materials Companies I, LLC, 2017 Term Loan B, 4.13%, 11/21/24		309	310,490
Toys ‘R’ Us-Delaware, Inc., DIP Domestic FILO Term Loan, 10.50%, 01/18/19		1,500	1,497,495
VICI Properties 1 LLC, Replacement Term Loan B, 3.85%, 12/20/24		656	657,348

Total Floating Rate Loan Interests — 5.9% (Cost — $12,670,498)			12,818,232

Foreign Agency Obligations — 19.4%

Argentina — 2.7%
Argentine Republic Government International Bond:
6.88%, 04/22/21(g)		1,615	1,711,900
5.63%, 01/26/22(g)		1,018	1,032,761
6.88%, 01/26/27(g)		2,705	2,757,747
5.88%, 01/11/28		361	339,521

			5,841,929
Bahrain — 0.2%
Bahrain Government International Bond, 6.75%, 09/20/29(b)		564	526,934
CBB International Suk 7, 6.88%, 10/05/25(f)	USD	229	229,000

			755,934
Brazil — 1.5%
Brazil Letras do Tesouro Nacional(m):
0.00%, 07/01/18	BRL	1,800	536,988
0.00%, 01/01/19		9,275	2,684,801

			3,221,789
Colombia — 0.2%
Colombia Government International Bond, 4.38%, 07/12/21	USD	525	543,375

Egypt — 1.8%
Egypt Government International Bond:
5.75%, 04/29/20		2,557	2,619,058
5.58%, 02/21/23(b)		400	405,680
8.50%, 01/31/47(b)		728	811,356

			3,836,094
Indonesia — 3.4%
Indonesia Government International Bond:
3.75%, 04/25/22		869	870,439
4.75%, 01/08/26		1,642	1,715,054
Indonesia Treasury Bond:
7.88%, 04/15/19	IDR	31,333,000	2,331,023

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Indonesia (continued)
Indonesia Treasury Bond (continued):
11.00%, 11/15/20	IDR	13,670,000	$1,116,549
8.38%, 09/15/26		15,756,000	1,263,170

			7,296,235
Lebanon — 0.7%
Lebanon Government International Bond, 6.85%, 03/23/27	USD	1,611	1,556,951

Maldives — 0.1%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22		200	188,804

Mexico — 0.5%
Mexican Bonos:
8.00%, 06/11/20	MXN	7,500	419,072
7.50%, 06/03/27		13,700	762,843

			1,181,915
Pakistan — 0.1%
Pakistan Government International Bond, 6.88%, 12/05/27	USD	200	188,753

Russia — 2.1%
Russian Federal Bond — OFZ:
6.40%, 05/27/20	RUB	59,326	1,039,208
7.05%, 01/19/28		126,714	2,228,574
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26(b)	USD	200	206,643
4.75%, 05/27/26		400	413,287
4.25%, 06/23/27		400	398,000
5.63%, 04/04/42		200	214,792

			4,500,504
South Africa — 2.0%
Republic of South Africa Government International Bond:
5.50%, 03/09/20(g)		1,109	1,149,922
5.88%, 05/30/22(g)		2,814	3,021,279
4.88%, 04/14/26		200	199,400

			4,370,601
Turkey — 4.0%
Turkey Government Bond:
8.50%, 07/10/19	TRY	1,290	307,108
10.50%, 01/15/20		2,619	631,134
11.00%, 03/02/22		2,654	624,265
Turkey Government International Bond:
7.00%, 06/05/20(g)	USD	1,658	1,756,701
6.25%, 09/26/22(g)		1,605	1,700,006

Security	Par (000)		Value
Turkey (continued)
Turkey Government International Bond (continued)
7.38%, 02/05/25	USD	3,207	$3,553,991

			8,573,205

Total Foreign Agency Obligations — 19.4% (Cost — $42,463,581)			42,056,089

Non-Agency Mortgage-Backed Securities — 16.1%

Collateralized Mortgage Obligations — 1.7%
Alternative Loan Trust, Series 2007-AL1, Class A1, (1 mo. LIBOR US + 0.25%), 2.12%, 06/25/37(c)		938	711,537
ARI Investments LLC, 4.59%, 01/06/25(a)(d)		980	979,542
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, (1 mo. LIBOR US + 2.00%), 3.89%, 04/01/22(b)(c)		517	518,205
RALI Trust, Series 2006-QO6, Class A1, (1 mo. LIBOR US + 0.18%), 2.05%, 06/25/46(c)		3,230	1,406,848

			3,616,132
Commercial Mortgage-Backed Securities — 14.4%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(d)		380	346,309
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class B, (1 mo. LIBOR US + 2.50%), 4.28%, 04/15/27(b)(c)		437	441,333
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 4.83%, 12/15/36(b)(d)		190	188,361
Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR + 1.50%), 3.37%, 12/25/37(b)(c)		2,000	1,489,303
BBCMS Trust, Series 2015-STP, Class E, 4.29%, 09/10/28(b)(d)		1,000	960,523
BHMS Mortgage Trust, Series 2014-ATLS, Class BFX, 4.24%, 07/05/33(b)		1,000	1,004,559
Bsprt Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.35%), 3.13%, 06/15/27(b)(c)		280	281,214
BXP Trust, Series 2017-CC(a)(b)(d):
Class D, 3.55%, 08/13/37		180	167,584
Class E, 3.55%, 08/13/37		350	302,642
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class C, 6.09%, 04/15/44(b)(d)		1,000	1,056,256

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust(d):
Series 2015-GC27, Class C, 4.43%, 02/10/48	USD	1,000	$981,890
Series 2016-P3, Class D, 2.80%, 04/15/49(b)		540	411,093
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR + 3.50%), 5.24%, 06/11/32(b)(c)		790	793,947
Commercial Mortgage Trust(d):
Series 2015-CR23, Class C, 4.25%, 05/10/48		1,050	1,026,979
Series 2015-CR23, Class CMC, 3.68%, 05/10/48(b)		1,000	995,279
Series 2015-CR23, Class CMD, 3.68%, 05/10/48(b)		1,150	1,134,726
Series 2017-DLTA, Class F, 4.36%, 08/15/35(b)		250	246,520
Core Industrial Trust, Series 2015-WEST, Class E, 4.23%, 02/10/37(b)(d)		1,000	978,713
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(d)		11,000	738,540
DBUBS Mortgage Trust(b)(d):
Series 2011-LC1A, Class E, 5.70%, 11/10/46		1,000	1,030,632
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)		390	348,974
GS Mortgage Securities Corp. Trust, Series 2017-500K(b)(c):
Class D, (1 mo. LIBOR + 1.30%), 3.08%, 07/15/32		120	120,225
Class E, (1 mo. LIBOR + 1.50%), 3.28%, 07/15/32		240	240,597
Class F, (1 mo. LIBOR + 1.80%), 3.58%, 07/15/32		110	110,342
Class G, (1 mo. LIBOR + 2.50%), 4.28%, 07/15/32		70	70,261
GS Mortgage Securities Trust(b):
Series 2014-GC22, Class D, 4.65%, 06/10/47(d)		613	519,228
Series 2017-GS7, Class D, 3.00%, 08/10/50		375	308,967
Series 2017-GS7, Class E, 3.00%, 08/10/50		300	239,465
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(d)		1,190	1,121,397
JPMorgan Chase Commercial Mortgage Securities Trust(b)(d):
Series 2003-PM1A, Class G, 5.75%, 08/12/40(a)		914	928,957

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust(b)(d): (continued)
Series 2017-JP5, Class D, 4.65%, 03/15/50	USD	1,240	$1,171,536
Lone Star Portfolio Trust, Series 2015-LSP, Class E, (1 mo. LIBOR + 5.60%), 7.38%, 09/15/28(b)(c)		1,024	1,030,517
LSTAR Commercial Mortgage Trust, Series 2017-5(b)(d):
Class C, 4.87%, 03/10/50		1,000	890,345
Class X, 1.23%, 03/10/50		13,955	664,949
MAD Mortgage Trust, Series 2017-330M(b)(d):
Class D, 3.71%, 08/15/34		130	128,114
Class E, 3.76%, 08/15/34		180	172,444
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A5, 8.00%, 08/25/34(b)		1,133	1,204,860
Morgan Stanley Bank of America Merrill Lynch Trust, Class D:
Series 2015-C23, 4.13%, 07/15/50(b)(d)		1,000	874,295
Series 2015-C25, 3.07%, 10/15/48		80	66,061
Morgan Stanley Capital I Trust, Series 2017-H1(b):
Class D, 2.55%, 06/15/50		1,010	784,770
Class XD, 2.20%, 06/15/50(d)(a)		8,625	1,410,187
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 4.83%, 11/15/34(b)(d)		160	160,296
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class E, 4.06%, 04/09/37(b)(d)		170	159,398
Olympic Tower Mortgage Trust, Series 2017-OT(b)(d):
Class D, 3.95%, 05/10/39		140	137,985
Class E, 3.95%, 05/10/39		290	270,495
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR + 2.50%), 4.28%, 06/15/37(b)(c)		260	259,999
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, (1 mo. LIBOR + 2.00%), 3.79%, 07/15/34(a)(b)(c)		560	559,508
Wells Fargo Commercial Mortgage Trust, Class D(d):
Series 2015-NXS4, 3.60%, 12/15/48		710	631,893
Series 2016-NXS5, 4.88%, 01/15/59		500	482,524

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 3.77%, 03/25/38(d)	USD	1,071	$932,002
BBCMS 2018-TALL Mortgage Trust, Series 2018-TALL, Class D, 3.23%, 03/15/37(b)(d)		500	496,552
Natixis Commercial Mortgage Securities Trust 2018-TECH, Series 2018-TECH, Class F, 3.80%, 11/15/34(b)(d)		100	100,191
Wells Fargo Commercial Mortgage Trust 2018-BXI, Series 2018-BXI, Class E, 3.93%, 12/15/36(b)(d)		100	99,708

Total Non-Agency Mortgage-Backed Securities — 16.1% (Cost — $34,977,798)			34,889,577

Preferred Securities

Capital Trusts — 0.8%
Canada — 0.2%
Transcanada Trust, 5.30%, 03/15/77(i)		475	469,063

Cayman Islands — 0.2%
Agile Group Holdings, Ltd., 6.88%(d)(h)		200	198,266
King Talent Management, Ltd., 5.60%(d)(h)		200	193,759

			392,025
Hong Kong — 0.1%
Yancoal International Resources Development Co. Ltd., 5.75%(h)(i)		235	235,697

Thailand — 0.1%
PTTEP Treasury Center Co. Ltd.(5 year CMT + 2.72%), 4.60%(h)(i)		200	196,554

United States — 0.2%
Bank of America Corp., Series FF, 5.88%(d)(h)		200	201,262
Energy Transfer Partners LP, Series A, 6.25%(d)(h)		300	287,062

			488,324

Total Preferred Securities — 0.8% (Cost — $1,807,375)			1,781,663

Security		Par(000)/ Shares	Value
U.S. Government Sponsored Agency Securities — 1.8%

Collateralized Mortgage Obligations — 1.8%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03(c):
Class 1M2, (1 mo. LIBOR US + 3.00%), 4.87%, 10/25/29		106	$112,610
Class 1B1, (1 mo. LIBOR US + 4.85%), 6.72%, 10/25/29		1,000	1,101,717
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2(c):
Class M2, (1 mo. LIBOR US + 3.45%), 5.32%, 10/25/29		1,465	1,593,332
Class B1, (1 mo. LIBOR US + 5.15%), 7.02%, 10/25/29		1,000	1,127,597

Total U.S. Government Sponsored Agency Securities — 1.8% (Cost — $3,571,191)			3,935,256

Total Long-Term Investments — 136.7% (Cost — $299,692,544)			296,597,326

Short-Term Securities — 2.2%

Foreign Agency Obligations — 1.2%
Egypt Treasury Bills(m):
0.00%, 09/04/18	EGP	13,000	687,382
0.00%, 10/16/18		1,725	89,786
0.00%, 11/13/18		31,050	1,597,062
0.00%, 12/11/18		2,700	136,568

Total Foreign Agency Obligations — 1.2% (Cost — $2,503,907)			2,510,798

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(o)(p)		2,137,475	2,137,475

Total Money Market — 1.0% (Cost — $2,137,475)			2,137,475

Total Short-Term Securities — 2.2% (Cost — $4,641,382)			4,648,273

Total Investments — 138.9% (Cost — $304,333,926)			301,245,599
Liabilities in Excess of Other Assets — (38.9)%			(84,304,363)

Net Assets — 100.0%			$216,941,236

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	When-issued security.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Perpetual security with no stated maturity date.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Convertible security.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Zero-coupon bond.
(n)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(o)	Annualized 7-day yield as of period end.
(p)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, of the Trust were as follows:

Affiliate	Shares Investment Value Held at 12/31/17	Net Activity	Shares Investment Value Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,180,865	(1,043,390)	2,137,475	$2,137,475	$22,623	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.45%	04/12/17	Open	$1,366,750	$1,392,571	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/21/17	Open	188,000	190,895	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/21/17	Open	324,592	329,590	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/21/17	Open	217,125	220,468	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/21/17	Open	194,500	197,495	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/21/17	Open	303,875	308,554	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/21/17	Open	216,562	219,897	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/21/17	Open	266,250	270,350	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/21/17	Open	397,375	403,493	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/21/17	Open	341,250	346,504	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/21/17	Open	237,500	241,157	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/27/17	Open	1,316,700	1,341,081	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/02/17	Open	1,293,600	1,317,309	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/02/17	Open	1,316,700	1,340,832	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/02/17	Open	1,332,100	1,356,514	Corporate Bonds	Open/Demand

11

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.45%	05/02/17	Open	$1,308,125	$1,332,100	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/22/17	Open	594,000	604,326	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/22/17	Open	591,000	599,418	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/22/17	Open	574,500	582,683	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	07/10/17	Open	1,226,790	1,245,192	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	560,820	568,535	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	510,956	517,985	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	1,136,200	1,151,831	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	465,535	471,939	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	750,520	760,845	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	576,563	584,494	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	447,689	453,848	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	556,808	564,467	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	726,160	736,150	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	1,321,650	1,339,832	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	727,320	737,326	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	737,760	747,909	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	764,440	774,956	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	755,160	765,549	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	762,120	772,604	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	444,904	451,024	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	508,744	515,743	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	08/07/17	Open	740,080	750,261	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	08/14/17	Open	997,500	1,010,571	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	08/14/17	Open	1,459,315	1,478,438	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	09/20/17	Open	470,000	474,289	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	09/20/17	Open	408,370	412,097	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	09/20/17	Open	332,500	335,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	10/03/17	Open	138,750	139,937	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	10/11/17	Open	527,106	532,454	Corporate Bonds	Open/Demand

12

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	2.50%	10/11/17	Open	$608,081	$614,251	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	10/11/17	Open	496,650	501,689	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	10/11/17	Open	199,000	200,640	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	10/11/17	Open	200,000	201,649	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	10/11/17	Open	240,625	242,608	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	10/11/17	Open	298,500	300,960	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	10/11/17	Open	377,125	380,233	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	10/11/17	Open	200,500	202,153	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	10/11/17	Open	1,351,000	1,364,459	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	10/11/17	Open	928,680	937,932	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	11/07/17	Open	641,000	646,578	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/07/17	Open	1,046,250	1,055,143	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/07/17	Open	1,305,000	1,316,093	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	11/08/17	Open	427,050	430,718	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	11/21/17	Open	684,000	689,382	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/28/17	Open	299,223	301,426	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/28/17	Open	483,203	486,734	Corporate Bonds	Open/Demand
BNP Paribas	2.30%	11/30/17	Open	1,430,000	1,439,575	Corporate Bonds	Open/Demand
BNP Paribas	2.35%	11/30/17	Open	1,532,000	1,542,516	Corporate Bonds	Open/Demand
BNP Paribas	2.35%	11/30/17	Open	1,540,000	1,550,570	Corporate Bonds	Open/Demand
BNP Paribas	2.35%	11/30/17	Open	932,000	938,397	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/15/17	Open	235,950	237,435	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	12/18/17	Open	1,754,539	1,764,579	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	2.25%	12/18/17	Open	492,937	495,758	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	12/18/17	Open	414,562	416,935	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	12/18/17	Open	488,587	491,733	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	2.50%	12/18/17	Open	509,873	513,155	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	12/18/17	Open	531,000	534,418	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	12/18/17	Open	534,720	538,162	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	12/18/17	Open	587,813	591,597	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	12/18/17	Open	484,137	487,254	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	12/20/17	Open	419,687	421,854	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/20/17	Open	1,497,650	1,506,894	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/20/17	Open	1,224,300	1,231,453	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/22/17	Open	1,534,000	1,543,374	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/19/18	Open	1,324,400	1,329,985	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/19/18	Open	1,243,550	1,248,794	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/19/18	Open	1,285,900	1,291,322	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/19/18	Open	1,300,000	1,305,482	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/19/18	Open	1,193,500	1,198,533	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/31/18	Open	1,128,050	1,132,117	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/31/18	Open	1,335,950	1,340,767	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/31/18	Open	1,320,550	1,325,311	Corporate Bonds	Open/Demand

13

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.45%	01/31/18	Open	$1,228,150	$1,232,578	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/31/18	Open	1,232,000	1,236,442	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	02/05/18	Open	340,000	341,122	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75%	02/21/18	Open	140,562	140,639	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	03/02/18	Open	226,460	226,875	Corporate Bonds	Open/Demand
BNP Paribas	2.40%	03/08/18	Open	1,284,690	1,286,531	Corporate Bonds	Open/Demand
BNP Paribas	2.40%	03/08/18	Open	684,469	685,450	Corporate Bonds	Open/Demand
BNP Paribas	2.40%	03/08/18	Open	692,016	693,008	Corporate Bonds	Open/Demand
BNP Paribas	2.40%	03/08/18	Open	1,009,178	1,010,624	Corporate Bonds	Open/Demand
BNP Paribas	2.40%	03/08/18	Open	634,869	635,779	Corporate Bonds	Open/Demand
BNP Paribas	2.50%	03/08/18	Open	1,524,750	1,527,037	Foreign Agency Obligations	Open/Demand
BNP Paribas	2.60%	03/08/18	Open	1,455,519	1,457,799	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	03/15/18	Open	1,266,000	1,267,345	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	03/15/18	Open	335,000	335,356	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	03/22/18	Open	1,687,444	1,688,498	Foreign Agency Obligations	Open/Demand
J.P. Morgan Securities LLC	1.10%	03/22/18	Open	558,670	558,824	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	2.25%	03/23/18	Open	1,035,529	1,035,917	Foreign Agency Obligations	Open/Demand

Total				$81,831,112	$82,539,539

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	140	06/29/18	$29,765	$8,305
Short Contracts
10-Year U.S. Treasury Note	450	06/20/18	54,513	(399,148)
10-Year U.S. Ultra Long Treasury Bond	44	06/20/18	7,061	(291,761)
Long U.S. Treasury Bond	47	06/20/18	6,891	(203,913)
5-Year U.S. Treasury Note	30	06/29/18	3,434	(21,365)

				(916,187)

				$(907,882)

14

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	11,524,800	USD	560,000	Citibank N.A.	05/02/18	$2,925
IDR	1,050,405,000	USD	75,984	Bank of America N.A.	06/08/18	132
IDR	1,050,350,000	USD	75,783	Barclays Bank PLC	06/08/18	329
IDR	1,050,400,000	USD	75,995	HSBC Bank PLC	06/08/18	121
IDR	1,050,245,000	USD	75,830	JPMorgan Chase Bank N.A.	06/08/18	274

						3,781

USD	560,000	ARS	11,480,000	Deutsche Bank AG	05/02/18	(737)
USD	301,825	IDR	4,201,400,000	Morgan Stanley & Co. International PLC	06/08/18	(2,623)

						(3,360)

	Net Unrealized Appreciation					$421

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, 2.32%	Quarterly	2.14	Semi-annual	01/04/18	02/28/22	USD	6,900	$(135,395)	$85	$(135,480)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America,Series 9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	5,000	$(644,516)	$(543,154)	$(101,362)
Markit CMBX North America,Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	3,000	(386,710)	(322,096)	(64,614)
Markit CMBX North America,Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	2,000	(257,806)	(230,410)	(27,396)

Total								$(1,289,032)	$(1,095,660)	$(193,372)

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

15

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$56,909,459	$1,646,838	$58,556,297
Corporate Bonds	—	142,560,212	—	142,560,212
Floating Rate Loan Interests	—	9,369,349	3,448,883	12,818,232
Foreign Agency Obligations	—	42,056,089	—	42,056,089
Non-Agency Mortgage-Backed Securities	—	30,192,183	4,697,394	34,889,577
Preferred Securities	—	1,781,663	—	1,781,663
U.S. Government Sponsored Agency Securities	—	3,935,256	—	3,935,256
Short-Term Securities:
Foreign Agency Obligations	—	2,510,798	—	2,510,798
Money Market Funds	2,137,475	—	—	2,137,475

Total	$2,137,475	$289,315,009	$9,793,115	$301,245,599

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$8,305	$—	$—	$8,305
Foreign currency exchange contracts	—	3,781	—	3,781

16

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 2022 Global Income Opportunity Trust

Liabilities:
Credit contracts	$—	$(193,372)	$—	$(193,372)
Interest rate contracts	(916,187)	(135,480)	—	(1,051,667)
Foreign currency exchange contracts	—	(3,360)	—	(3,360)

Total	$(907,882)	$(328,431)	$—	$(1,236,313)

(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $82,539,539 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2017(a)	$1,756,100	$3,677,617	$3,897,617	$9,331,334
Transfers into Level 3	—	—	1,914,971	1,914,971
Transfers out of Level 3	—	—	(1,082,542)	(1,082,542)
Accrued discounts/premiums	—	1,668	(31,350)	(29,682)
Net realized gain (loss)	202	2,629	(9,758)	(6,927)
Net change in unrealized appreciation (depreciation)(b)	3,217	43,009	104,943	151,169
Purchases	1,597	—	—	1,597
Sales	(114,278)	(276,040)	(96,487)	(486,805)

Closing Balance, as of March 31, 2018	$1,646,838	$3,448,883	$4,697,394	$9,793,115

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(c)	$3,217	$43,009	$104,943	$151,169

(a)	Commencement of operations.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Transfers between Level 2 and Level 3 were as follows:

	Transfers Into Level 2 (a)	Transfers Out of Level 2 (b)	Transfers Into Level 3 (b)	Transfers Out of Level 3 (a)
Assets:
Investments:
Long-Term Investments:
Common Stocks	$1,082,542	$(1,914,971)	$1,914,971	$(1,082,542)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movement between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock 2022 Global Income Opportunity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: May 21, 2018